FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended DECEMBER 31,2010
                                              ============


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:___
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:

Name: Horseman Capital Management Ltd (SEC No: 801-64522)
Address: 9 Chester Close
London SW1X 7BE, United Kingdom

Form 13f - File Number: 28-11486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  Christopher Harrison
Title: Director
Phone: +44-207-8387580

Signature, Place and Date of Signing

SIGNATURE:	Christopher Harrison


PLACE:		London, UNITED KINGDOM


DATE:		JANUARY 17, 2011
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REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting manager are reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	28 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 357,690.79 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                COL      COL      COL     COL             COL   COL  COL
 1                  2        3        4       5               6     7    8
____________________________________________________________________________
	         Title of           Value    SHARE  SH/PUT   Inv   Othr Vote
Name of Issuer	  Class   ID_CUSIP  (x$1000) PRN MT PRN/CALL Discr Mgrs Auth
___________________________________________________________________________
APPLE INC	 Com 	 037833100 25804.8     80,000   SH   YES   None	Sole
ABER&FITCH	 Com CLA 002896207 22516.041  390,700	SH   YES   None	Sole
BANK OF AMERICA  Com 	 060505104  3335      250,000	SH   YES   None	Sole
BB&T CORP	 Com 	 054937107 14459.5    550,000	SH   YES   None	Sole
CHUBB CORP	 Com 	 171232101 11295.816  189,400	SH   YES   None	Sole
COLGATE-PALMOL	 Com	 194162103 19337.022  240,600	SH   YES   None	Sole
CAPITAL ONE FIN	 Com	 14040H105 14470.4    340,000	SH   YES   None	Sole
COACH INC	 Com	 189754104  9563.099  172,900	SH   YES   None	Sole
DOLLAR TREE INC	 Com	 256746108  7150.2    127,500	SH   YES   None	Sole
ESTEE LAUDER 	 Com CLA 518439104 22991.43   284,900	SH   YES   None	Sole
5th 3rd Bancor	 Com 	 316773100  5505      375,000	SH   YES   None	Sole
GOOGLE INC	 Com CLA 38259P508 13839.501   23,300	SH   YES   None	Sole
HJ HEINZ CO	 Com	 423074103 16984.564  343,400	SH   YES   None	Sole
COCA-COLA CO	 Com	 191216100 24032.358  365,400	SH   YES   None	Sole
MCDONALD'S CORP	 Com	 580135101 24156.372  314,700	SH   YES   None	Sole
3M CO	         Com	 88579Y101  5272.93    61,100	SH   YES   None	Sole
NIKE INC         Com CLB 654106103  8695.756  101,800	SH   YES   None	Sole
NU SKIN ENTER	 Com CLA 67018T105  6959.8    230,000	SH   YES   None	Sole
PEPSICO INC	 Com	 713448108 14379.133  220,100	SH   YES   None	Sole
PROCTER & GAMBLE Com	 742718109 10324.965  160,500	SH   YES   None	Sole
PNC FIN SERV	 Com     693475105 11536.8    190,000	SH   YES   None	Sole
PARTNERRE LTD	 Com	 G6852T105 10180.345  126,700	SH   YES   None	Sole
STARBUCKS CORP	 Com     855244109   963.9     30,000	SH   YES   None	Sole
TIFFANY & CO	 Com	 886547108 12690.626  203,800	SH   YES   None	Sole
TJX COMPANIES    Com	 872540109 13068.416  294,400	SH   YES   None	Sole
WELLS FARGO & CO Com     949746101 16372.017  528,300	SH   YES   None	Sole
YUM! BRANDS INC	 Com	 988498101 10791      220,000	SH   YES   None	Sole
QUIKSILVER INC	 Com	 74838C106  1014      200,000	SH   YES   None	Sole